Basic and Diluted Net Income/(Loss) Per Share - Schedule of Conversion of Outstanding Potentially Dilutive Securities (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Conversion of Outstanding Potentially Dilutive Securities [Line Items]
Total	490,635	275,313	321,426	134,572
ISOs [Member]
Schedule of Conversion of Outstanding Potentially Dilutive Securities [Line Items]
Total	119	301
RSU Awards [Member]
Schedule of Conversion of Outstanding Potentially Dilutive Securities [Line Items]
Total	125,000	12,154	12,279	5,849
Equity-classified Warrants [Member]
Schedule of Conversion of Outstanding Potentially Dilutive Securities [Line Items]
Total	87,784	16,875	61,896	5,546
Liability-classified Warrants [Member]
Schedule of Conversion of Outstanding Potentially Dilutive Securities [Line Items]
Total		45,417		101,006
Legacy Warrants [Member]
Schedule of Conversion of Outstanding Potentially Dilutive Securities [Line Items]
Total	176,165		171,997
Warrants issued with Preferred Stock (Series B) [Member]
Schedule of Conversion of Outstanding Potentially Dilutive Securities [Line Items]
Total	37,498
Convertible Notes [Member]
Schedule of Conversion of Outstanding Potentially Dilutive Securities [Line Items]
Total		147,301
Preferred Stock (Series A) [Member]
Schedule of Conversion of Outstanding Potentially Dilutive Securities [Line Items]
Total	41,597	53,265
Preferred Stock (Series B) [Member]
Schedule of Conversion of Outstanding Potentially Dilutive Securities [Line Items]
Total	22,472